PROPERTY, PLANT AND EQUIPMENT (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment [abstract]
Average rate of capitalization of capitalized interest costs	4.21%	3.54%	2.79%
Costs of capitalized interest	$ 11,053	$ (696)	$ 22,551